Shareholder Report, Average Annual Return (Details)	12 Months Ended		21 Months Ended	56 Months Ended	58 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000222788 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Mid Cap 40 ETF
Average Annual Return, Percent	12.87%				2.25%
C000222789 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger 35 ETF
Average Annual Return, Percent	37.46%			12.72%
C000248577 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Concentrated Equity ETF
Average Annual Return, Percent	33.41%		37.89%
C000248578 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger AI Enablers & Adopters ETF
Average Annual Return, Percent	40.26%		43.44%
C000255343 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Russell Innovation ETF
Average Annual Return, Percent		7.43%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%		19.32%	12.74%	14.52%
Alger Russell Innovation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Russell Innovation Index
Average Annual Return, Percent		8.04%
Russell 1000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Total Return Index
Average Annual Return, Percent		15.39%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent	8.66%				6.57%
Russell 3000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Average Annual Return, Percent	18.15%			13.96%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	18.56%		23.73%